UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                               as of May 31, 2018 (Unaudited)

DWS European Equity Fund

(formerly Deutsche European Equity Fund)

	Shares	Value ($)
Common Stocks 99.3%
Belgium 0.9%
Anheuser-Busch InBev SA (Cost $706,584)	6,270	588,251
Denmark 2.9%
Chr Hansen Holding AS	6,581	633,522
Danske Bank AS	15,375	511,375
Novo Nordisk AS ''B"	16,860	800,157
(Cost $1,771,140)		1,945,054
France 15.2%
Air Liquide SA (a)	10,226	1,260,231
BNP Paribas SA (a)	15,833	984,553
Capgemini SE	15,757	2,080,405
LVMH Moet Hennessy Louis Vuitton SE	3,038	1,055,810
Pernod Ricard SA	3,819	641,628
SEB SA	5,180	935,981
Teleperformance	5,300	837,455
TOTAL SA	13,273	807,363
Veolia Environnement SA	45,200	1,026,256
VINCI SA	6,148	601,962
(Cost $8,779,519)		10,231,644
Germany 18.7%
Allianz SE (Registered)	3,040	628,334
Beiersdorf AG	11,500	1,320,780
Deutsche Boerse AG	11,790	1,578,500
Deutsche Telekom AG (Registered)	73,484	1,138,098
Evonik Industries AG	25,480	894,194
Fraport AG	11,670	1,092,827
LANXESS AG	8,480	671,452
OSRAM Licht AG	17,660	1,044,958
Puma SE	3,020	1,835,024
Siemens Healthineers AG 144A*	13,420	534,748
Siltronic AG	6,340	1,071,918
Symrise AG	9,415	765,077
(Cost $12,188,306)		12,575,910
Ireland 2.3%
Smurfit Kappa Group PLC (Cost $1,183,072)	36,880	1,516,962
Italy 8.5%
Cerved Group SpA	87,660	924,150
FinecoBank Banca Fineco SpA	126,000	1,263,872
Intesa Sanpaolo SpA (a)	361,320	1,069,407
Moncler SpA	20,294	934,354
Pirelli & C SpA 144A*	125,940	1,082,909
Prysmian SpA	16,140	449,798
(Cost $5,455,900)		5,724,490
Netherlands 14.4%
ASML Holding NV	7,912	1,546,798
Heineken NV	10,258	1,027,085
ING Groep NV	62,452	911,517
Koninklijke Philips NV	32,220	1,322,804
QIAGEN NV*	16,372	594,808
Royal Dutch Shell PLC "A"	45,177	1,567,415
Royal Dutch Shell PLC "B"	75,400	2,683,254
(Cost $8,109,074)		9,653,681
Norway 2.3%
DNB ASA	60,517	1,086,567
Sbanken ASA 144A	50,810	494,573
(Cost $1,356,912)		1,581,140
Portugal 1.4%
Galp Energia, SGPS, SA (Cost $833,430)	49,540	921,120
Spain 5.6%
Applus Services SA	83,570	1,106,981
CaixaBank SA	218,660	940,550
Grifols SA	24,300	716,679
NH Hotel Group SA	130,402	977,991
(Cost $3,549,196)		3,742,201
Sweden 4.9%
Alfa Laval AB	60,180	1,503,831
Atlas Copco AB	19,369	770,497
Swedbank AB "A"	48,270	1,002,966
(Cost $3,528,043)		3,277,294
Switzerland 13.6%
Julius Baer Group Ltd.*	24,840	1,453,833
Logitech International SA (Registered)	35,202	1,440,870
Lonza Group AG (Registered)*	8,000	2,144,964
STMicroelectronics NV	55,000	1,313,083
Straumann Holding AG (Registered)	1,566	1,034,105
Swatch Group AG (Bearer)	3,544	1,723,474
(Cost $8,239,139)		9,110,329
United Kingdom 8.6%
Ashtead Group PLC	48,430	1,501,594
BHP Billiton PLC	49,000	1,131,332
Compass Group PLC	41,472	891,944
Prudential PLC	68,504	1,653,274
Rentokil Initial PLC	139,422	635,881
(Cost $4,708,561)		5,814,025
Total Common Stocks (Cost $60,408,876)		66,682,101
Securities Lending Collateral 5.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.68% (b) (c) (Cost $3,457,495)	3,457,495	3,457,495
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund,1.78% (b) (Cost $194,205)	194,205	194,205
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $64,060,576)	104.7	70,333,801
Other Assets and Liabilities, Net	(4.7)	(3,160,493)
Net Assets	100.0	67,173,308

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended May 31, 2018 are as follows:

Value ($) at 8/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
Securities Lending Collateral 5.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.68% (b) (c)
—	3,457,495	—	—	—	13,698	—	3,457,495	3,457,495
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 1.78% (b)
755,367	34,982,614	35,543,776	—	—	11,368	—	194,205	194,205
755,367	38,440,109	35,543,776	—	—	25,066	—	3,651,700	3,651,700

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $3,280,914, which is 4.9% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended May 31, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At May 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Euro Stoxx 50 Index	EUR	6/15/2018	30	1,188,102	1,194,887	6,785

As of May 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	6,684,954	GBP	5,856,541	6/29/2018	(34,933)	Citigroup, Inc.

Currency Abbreviations
EUR	Euro
GBP	British Pound

At May 31, 2018 DWS European Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral
Financials	14,503,471	22%
Industrials	9,686,320	14%
Consumer Discretionary	9,296,951	14%
Information Technology	7,453,074	11%
Health Care	7,148,265	11%
Materials	6,872,770	10%
Energy	5,979,152	9%
Consumer Staples	3,577,744	5%
Utilities	1,026,256	2%
Telecommunication Services	1,138,098	2%
Total	66,682,101	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$588,251	$—	$588,251
Denmark	—	1,945,054	—	1,945,054
France	—	10,231,644	—	10,231,644
Germany	—	12,575,910	—	12,575,910
Ireland	—	1,516,962	—	1,516,962
Italy	—	5,724,490	—	5,724,490
Netherlands	—	9,653,681	—	9,653,681
Norway	—	1,581,140	—	1,581,140
Portugal	—	921,120	—	921,120
Spain	—	3,742,201	—	3,742,201
Sweden	—	3,277,294	—	3,277,294
Switzerland	—	9,110,329	—	9,110,329
United Kingdom	—	5,814,025	—	5,814,025
Short-Term Investments (d)	3,651,700	—	—	3,651,700
Derivatives (e)
Futures Contracts	6,785	—	—	6,785
Total	$3,658,485	$66,682,101	$—	$70,340,586
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Contracts	$—	$(34,933)	$—	$(34,933)
Total	$—	$(34,933)	$—	$(34,933)

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended May 31, 2018, the amount of the transfers between Level 1 and Level 2 was $3,009,701.

Transfers between price levels are recognized at the beginning of the reporting year.

(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include appreciation (depreciation) on open futures contracts and foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ 6,785	$ —
Foreign Currency Contracts	$ —	$ (34,933)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS European Equity Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	July 23, 2018